UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22212

CALVERT SAGE FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2011

Item 1.  Report to Stockholders.

INFORMATION REGARDING CALVERT OPERATING COMPANY

NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies will be renamed as indicated:

Current Company Name	Company Name on 4/30/11	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

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TABLE
OF CONTENTS

4	President’s Letter
7	SRI Update
9	Portfolio Management Discussion
14	Shareholder Expense Example
16	Statement of Net Assets
20	Statement of Operations
21	Statements of Changes in Net Assets
23	Notes to Financial Statements
29	Financial Highlights
33	Explanation of Financial Tables
35	Proxy Voting and Availability of Quarterly Portfolio Holdings
35	Basis for Board’s Approval of Investment Advisory Contract

Dear Shareholders:

     The financial markets ended the six-month reporting period on a high note. The Federal Reserve’s announcement in the fall of 2010 of a second round of quantitative easing (QE2) initially buoyed the markets, which were further bolstered by the extension in December of the Bush-era tax cuts for all income levels. The resulting increase in U.S. consumer spending and confidence helped drive a year-end rally.

This calm lasted until new storms arrived in the beginning of 2011. Civil and political unrest in the Middle East and North Africa sent the price of energy soaring and heightened energy security concerns in many countries around the world. In March, the tragic earthquake and tsunami struck Japan. Our sympathies go out to the people of Japan who lost loved ones in this disaster. The earthquake—and its impact on the country’s nuclear reactors—roiled global financial markets. The cumulative effect of these events sparked a stock market sell-off before equities rebounded strongly in the final two weeks of the reporting period.

Markets Continue to Pick Up Steam

The stock market generally continued its upward momentum throughout the six-month period—with help from a strong fourth-quarter earnings season. Both U.S. growth- and value-oriented stocks reported significant gains across all capitalizations. In fact, the large-cap Russell 1000 Index and Standard & Poor’s 500 Index rose 18.13% and 17.31%, respectively, for the six-month period. Small- and mid-cap indices posted even higher returns as investors’ appetite for risk continued to strengthen.

However, continued uncertainty about the sovereign debt situation in some European countries as well as a drag from emerging markets tempered returns abroad, with the MSCI EAFE Index of international stocks returning 10.33% for the six-month period. Also, corporate bonds edged down slightly for the period, with the Barclays Capital U.S. Credit Index returning -0.98%. Money market returns remained flat, reflecting the Fed’s efforts to keep its target interest rate low.

Board Diversity and Company Competitiveness

At Calvert, we believe that companies with high standards of corporate governance, including diverse boards, are better positioned to compete in the global marketplace and to potentially outperform their peers. As a result, we continue to use our role as sustainable and responsible investors to encourage companies to clearly define diversity as inclusive of gender, ethnic, and racial backgrounds and to publicly commit to increasing diversity—on their boards and throughout their organizations.

We celebrated the first anniversary of the publication of the Women’s Empowerment Principles (WEP) and the 100th anniversary of International Women’s Day in March with a two-day event sponsored by the United Nations Women and the United

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Nations Global Compact. The WEP were established through collaboration between the United Nations Women and the United Nations Global Compact in March 2010. Calvert continues to be an integral player in furthering the adoption of the WEP across the globe. In fact, more than 140 CEOs worldwide have signed a statement of support for the WEP, in part due to Calvert’s efforts.

Also, our October 2010 diversity report “Examining the Cracks in the Ceiling” has been making news by being cited in more than 40 articles from outlets such as The Washington Post, Forbes, and The New York Times. While we are pleased to see such strong media interest in this topic, we’re even more pleased that the report has led to Calvert having conversations with more than a dozen companies about their diversity scores and actions they can take to improve their overall diversity performance.

Opportunities and Challenges Ahead

Overall, we are encouraged by the market’s ability to move ahead despite the recent troubles in the Middle East and Japan, and we expect a slow, gradual economic recovery to continue throughout the remainder of the year. A low core inflation rate (which excludes food and energy prices) will likely facilitate economic growth, while continued debt reduction, lingering high unemployment, and a struggling housing market should limit gains. Energy prices will remain a challenge until we see more resolution of the issues in the Middle East and North Africa. Of course, more geopolitical crises, rising commodity prices, and inflation spikes could certainly dampen the markets.

In short, we are optimistic and believe the markets, the global economy, and your Calvert funds can successfully navigate through any temporary setbacks that may lie ahead.

Discuss Your Portfolio Allocations with Your Advisor

Given the market shifts we have experienced, your overall portfolio asset allocation and investment strategy may no longer match your needs. Therefore, we recommend reviewing these with your financial advisor to ensure that your target mix of U.S. and international stocks, bonds, and cash is well-diversified and appropriate given your financial goals, time horizon, and risk tolerance.

We encourage you to visit our website, www.calvert.com, for fund information and updates as well as market and economic commentary from Calvert professionals.

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As noted elsewhere in this report, the Calvert operating companies that provide services to the funds will change their names effective April 30, 2011. As part of the changes, Calvert Group, Ltd. will be known as Calvert Investments, Inc., and the funds’ advisor, Calvert Asset Management Company, Inc., will be known as Calvert Investment Management, Inc. As always, we appreciate your investing with Calvert.

Barbara J. Krumsiek

President and CEO

Calvert Investments, Inc.

April 2011

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SRI
Update

from the Calvert Sustainability Research Department

Shareholder Advocacy

For the 2011 proxy season, two shareholder resolutions were filed—one with JPMorgan Chase regarding loan servicing and one with IBM on political contributions. Both resolutions are still pending shareholder votes.

Revenue Transparency in the Extractives Industry

Calvert has devoted extensive effort to helping to draft extractives revenue transparency legislation that will allow investors to better evaluate the reputational, regulatory, and taxation risks that arise for companies in the extractives industry as they intensify their efforts to find new sources of natural resources.

In a March filing, Calvert urged the U.S. Securities and Exchange Commission (SEC) to insist on the highest possible disclosure requirements by oil, gas, and mining companies. At issue is how the SEC chooses to frame rules to guide implementation of the groundbreaking Dodd-Frank Wall Street Reform and Consumer Protection Act. That law contains provisions requiring oil, gas, and mining companies registered with the SEC to disclose payments that they make to foreign governments and the U.S. government for the purpose of commercial development of oil, natural gas, or minerals.

In its filing, Calvert noted that disclosure requirements are the only means by which to achieve meaningful transparency since investors themselves do not have access to the data. It also noted that the depletion of conventional oil reserves and declining grades of mineral resources such as gold are forcing oil, gas, and mining companies to intensify their efforts to develop resources in countries with poor governance, weak rule of law, and high levels of corruption.

Overall, Calvert is impressed with the proposed rules’ overall fidelity to the legislative intent of the Dodd-Frank law. The comment filing was meant to optimize the law’s benefit to investors by ensuring the information it yields is consistent, comparable, and comprehensive.

Green Homebuilding

In October, Calvert released “A Green Recovery for America’s Homebuilders? A Survey of Sustainable Practices by the Homebuilding Industry.” This updated version of our 2008 report on America’s 10 largest publicly traded homebuilders shows they have started to improve their policies and practices related to the environment and resources, but much progress remains to be seen.

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Out of 42 possible points, the average total sustainability score was just over six points, or 15%. All 10 homebuilders have made some effort to develop environmental policies or practices or offer environmental products. However, there is a big difference in the level of commitment to sustainability and the penetration of “green” homes in each company’s product mix.

Corporate & Board Diversity

The newly released version of another Calvert report, “Examining the Cracks in the Ceiling: A Survey of Corporate Diversity Practices of the S&P 100,” revealed that women are still significantly underrepresented on corporate boards (18%) and in C-level executive positions (8.4%)—despite comprising more than half the workforce.

Another disappointment was learning that 37% of the companies disclose no demographic data on employees—such as race, ethnicity and gender—which is necessary to evaluate a company’s progress. Only eight companies disclose full EEO-1 data, which is a full breakdown of the workforce by race and gender across employment categories.

As an investor, Calvert believes companies that combine competitive financial performance with fair and equitable working environments—where diversity is not only tolerated but embraced—are more likely to recognize gains in both the workplace and marketplace and be better positioned to generate long-term value for their shareholders.

As of March 31, 2011, the following companies represented the following percentages of Fund net assets: JPMorgan Chase 2.35% and IBM 1.51%. All holdings are subject to change without notice.

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PORTFOLIO MANAGEMENT DISCUSSION

James R. McGlynn, Senior Vice President and Portfolio Manager

of Calvert Investment Management, Inc.

Performance

For the six-month period ended March 31, 2011, Calvert Large Cap Value Fund A shares (at NAV) returned 15.15%, under-performing the 17.68% return of the Russell 1000 Value Index. The relative underper-formance was attributable to stock selection in the Information Technology and Energy Sectors.

Investment Climate

This period coincided closely with the beginning of the Federal Reserve’s (Fed) new policy of quantitative easing (QE II) to add liquidity and bolster the U.S. economy by purchasing up to $600 billion of Treasury securities. In the meantime, unemployment edged down from 9.6% to just under 9% and gross domestic product (GDP) grew about 3%. The domestic manufacturing sector continued to strengthen and many commodity prices rose as a result.

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

CALVERT LARGE CAP VALUE FUND
March 31, 2011
InvestMent PerforMance
(total return at NAV*)

	6 Months	12 Months
	ended	ended
	3/31/11	3/31/11
Class A	15.15%	10.66%
Class C	14.53%	9.44%
Class Y	15.28%	10.94%
Russell 1000 Value Index	17.68%	15.15%
Lipper Large-Cap Value Funds Average	17.09%	12.97%

	% of Total
ECONOMIC SECTORS	Investments
Consumer Discretionary		7.0%
Consumer Staples		9.1%
Energy		14.3%
Financials		24.8%
Health Care		11.5%
Industrials		9.0%
Information Technology		10.1%
Materials		3.3%
Telecommunication Services		6.3%
Utilities		4.6%
Total		100%

TEN LARGEST		% OF NET
STOCK HOLDINGS		ASSETS
Pfizer, Inc.		2.7%
ConocoPhillips		2.4%
Royal Dutch Shell plc (ADR)		2.4%
AT&T, Inc.		2.4%
3M Co.		2.4%
JPMorgan Chase & Co.		2.3%
Duke Energy Corp.		2.3%
Tyco International Ltd.		2.3%
General Electric Co.		2.3%
Wal-Mart Stores, Inc.		2.3%
Total		23.8%

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While the U.S. kept interest rates low to stimulate the economy, other countries such as China, Brazil, Australia, and India were pressured to raise interest rates to forestall inflation. Euro-based countries undertook fiscal austerity measures to demonstrate their resolve to their problems and keep a lid on their finance costs.

During the first quarter of 2011, massive numbers of unemployed youth in countries such as Tunisia, Libya, Egypt, and Bahrain began to riot for political and economic change, which heightened the price of oil. Japan’s earthquake, tsunami, and resulting nuclear accident further tightened manufacturing supply and boosted energy demand—especially from non-nuclear energy sources. Combined with monetary liquidity, this spike in demand led to higher prices for energy and agricultural products in the U.S, as well as higher costs to make and transport goods between nations. In fact, Nike and Wal-Mart have gone on record saying that price increases are inevitable.

Traditionally, the third year of a presidential term is positive for the equity markets as the incumbent begins running for re-election. Already, the Obama administration has reached out to the private sector by extending the Bush-era tax cuts, temporarily reducing Social Security taxes, allowing banks to raise their dividends modestly, and appointing General Electric CEO Jeff Immelt to head the Economic Advisory Panel.

Portfolio Strategy

Since the past six months were a continuation of the economic and stock market recovery, sustained by a very stimulative Federal Reserve policy, only two new holdings were added during the period—Diamond Offshore and Merck.

While we trimmed other Energy holdings and eliminated Anadarko Petroleum, we bought Diamond Offshore during the period. Investors’ fears that all drilling would be indefinitely delayed in the Gulf of Mexico had driven Diamond Offshore’s stock price down to an attractive level. However, the political heat over rising energy prices forced the government to lift the ban, paving the way for the return of expedited and (we hope) safer drilling in the Gulf.

Despite an attractive dividend, Merck seemed to be priced as if its research and development expenses will not result in any new drugs. This seemed unduly harsh to us, so we took the opportunity to add it to the Fund. Nokia and Motorola Solutions were eliminated from the Fund.

Detractors from performance

Information Technology was the largest detractor for the period, a combination of the Fund overweight to this underperforming sector and poor stock selection. Three of the bottom 10 contributors were Cisco, Motorola Mobility Holdings, and Hewlett-Packard.

Results were also impacted by an underweight to the outperforming Industrials sector and our lack of exposure to the Machinery sub-sector. We were also overweighted to 3M, which declined after the company’s 2011 earnings guidance came in below consensus estimates.

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Finally, Materials detracted from relative performance as well, primarily due to an overweight to Newmont Mining. However, as gold prices remained in the $1,300 range and the possibility of a dividend boost increased, we took advantage of the lagging price to add to our position in the company.

Contributors to performance

Our stock selection in the Financials sector was the largest contributor to relative performance. The Fund profited from strong sub-sector allocation. An overweight to Consumer Finance benefited with a holding in Discover Financial. The Fund was underweight to Insurance, and had strong stock selection in Commercial Banks.

An underweight to Health Care also helped relative performance. Underweighting Pharmaceuticals helped as well, although we took advantage of this weak industry to initiate a position in Merck. Another notable holding was Covidien, a leading provider of products to health care institutions and professionals, which was a top 10 contributor to Fund performance.

Finally, good sub-sector allocation helped boost returns in Consumer Discretionary. An overweight to Media was particularly beneficial, as growing advertising revenues led to its outperformance. Notable holdings included CBS, News Corporation, Comcast, and Gannett.

Outlook

The economy has been growing for over a year, although an unemployment rate of 9.0% (as of April) and excess housing supply are keeping the Fed in stimulus mode. The apparent rebirth of inflation from rising energy and agricultural prices is creating a ripple effect throughout the economy. The Fed is carefully weighing the price dampening effect of excess labor and housing versus an increase in the cost of raw materials, which would harm some sectors and help others. For example, domestic manufacturing would become very competitive as the pass-through of transportation costs from overseas competitors makes them less profitable.

Another positive sign is companies that reduced stock dividends en masse have been reinstating or increasing dividends, which instills investor confidence and increases shareholders’ spending power. In fact, the revival of the equity markets, signs of economic recovery, and increases in interest rates might finally entice investors to return to the stock market, which would provide additional and much needed demand.

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Growth of $10,000

The graph below shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods. The results shown are for Class A and Y shares and reflect the deduction of the maximum front-end Class A sales charge of 4.75%, and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s/Portfolio’s distributions or the redemption of the Fund/Portfolio shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.99%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s/Portfolio’s operating expenses.

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As equity investors, we plan to stay diversified among sectors, invest with an eye for returning cost inflation and rising interest rates, and remain fully invested to benefit from the strengthening economic recovery.

April 2011

As of March 31, 2011, the following companies represented the following percentages of Fund net assets: General Electric 2.28%, Diamond Offshore 1.90%, Merck 2.20%, Anadarko Petroleum 0%, Nokia 0%, Motorola Solutions 0%, Cisco 1.22%, Motorola Mobility Holdings 0.33%, Hewlett-Packard 1.65%, 3M Corp 2.39%, Newmont Mining 1.93%, Discover Financial 1.22%, Covidien 1.43%, CBS Corp 1.53%, News Corp 1.57%, Comcast 0.55%, and Gannett 0.59%. All holdings are subject to change without notice.

CALVERT LARGE CAP VALUE FUND
March 31, 2011
AVERAGE ANNUAL TOTAL RETURNS

CLASS A SHARES*	(with max. load)
One year	5.41%
Five year	-0.42%
Ten year	3.64%

CLASS C SHARES	(with max. load)
One year	8.44%
Since inception (12/12/2008)	18.45%

CLASS Y SHARES*
One year	10.94%
Five year	0.79%
Ten year	4.40%

* Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. The performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund since its inception on 12/29/99. The performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I of the Everest Fund since its inception on 12/29/99.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/10	3/31/11	10/1/10 - 3/31/11

class A
Actual	$1,000.00	$1,151.50	$6.60
Hypothetical	$1,000.00	$1,018.80	$6.19
(5% return per
year before expenses)

class c
Actual	$1,000.00	$1,145.30	$12.57
Hypothetical	$1,000.00	$1,013.21	$11.80
(5% return per
year before expenses)

class Y
Actual	$1,000.00	$1,152.80	$5.26
Hypothetical	$1,000.00	$1,020.04	$4.94
(5% return per
year before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 1.23%, 2.35%, and 0.98% for Class A, Class C and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
MARCH 31, 2011

EQUITY SECURITIES - 97.5%	shares	value
Beverages - 0.8%
Coca-Cola Co.	10,900	$723,215

Capital Markets - 6.9%
AllianceBernstein Holding LP*	41,200	898,160
Bank of New York Mellon Corp	61,634	1,841,008
Goldman Sachs Group, Inc	6,413	1,016,268
Legg Mason, Inc.	30,300	1,093,527
Morgan Stanley	60,700	1,658,324
		6,507,287

Chemicals - 1.3%
Dow Chemical Co.	32,900	1,241,975

Commercial Banks - 3.9%
US Bancorp	62,900	1,662,447
Wells Fargo & Co	62,323	1,975,639
		3,638,086

Communications Equipment - 1.6%
Cisco Systems, Inc.	66,560	1,141,504
Motorola Mobility Holdings, Inc.*	12,587	307,123
		1,448,627

Computers & Peripherals - 1.7%
Hewlett-Packard Co	37,800	1,548,666

Consumer Finance - 1.2%
Discover Financial Services	47,600	1,148,112

Diversified Financial Services - 6.0%
Bank of America Corp.	150,692	2,008,724
CME Group, Inc.	4,700	1,417,285
JPMorgan Chase & Co.	47,864	2,206,531
		5,632,540

Diversified Telecommunication Services - 6.1%
AT&T, Inc.	73,990	2,264,094
Frontier Communications Corp	213,922	1,758,439
Verizon Communications, Inc.	44,400	1,711,176
		5,733,709

Electric Utilities - 4.5%
Duke Energy Corp	118,048	2,142,571
Exelon Corp	49,100	2,024,884
		4,167,455

Electrical Equipment - 1.8%
Emerson Electric Co.	29,428	1,719,478

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EQUITY SECURITIES - CONT’D	shares	value
Electronic Equipment & Instruments - 1.7%
TE Connectivity Ltd	46,625	$1,623,483

Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc.	22,900	1,779,330

Food & Staples Retailing - 3.7%
CVS Caremark Corp.	39,700	1,362,504
Wal-Mart Stores, Inc.	41,000	2,134,050
		3,496,554

Food Products - 2.2%
Unilever NV, NY Shares	65,500	2,054,080

Health Care Equipment & Supplies - 1.4%
Covidien plc	25,825	1,341,351

Health Care Providers & Services - 1.5%
WellPoint, Inc	20,700	1,444,653

Household Durables - 0.9%
Sony Corp. (ADR)	27,700	881,691

Household Products - 2.2%
Procter & Gamble Co	33,200	2,045,120

Industrial Conglomerates - 7.0%
3M Co.	23,945	2,238,858
General Electric Co	106,600	2,137,330
Tyco International Ltd	47,825	2,141,125
		6,517,313

Insurance - 6.2%
Berkshire Hathaway, Inc., Class B*	19,000	1,588,970
Hartford Financial Services Group, Inc	61,900	1,666,967
MetLife, Inc.	45,500	2,035,215
Travelers Co.’s, Inc.	7,900	469,892
		5,761,044

Internet Software & Services - 1.3%
Google, Inc.*	2,000	1,172,420

IT Services - 1.5%
International Business Machines Corp.	8,700	1,418,709

Media - 5.9%
CBS Corp., Class B	57,274	1,434,141
Comcast Corp	21,000	519,120
Gannett Co., Inc	36,550	556,656
News Corp., Class B	79,100	1,472,842
Time Warner, Inc.	42,907	1,531,780
		5,514,539

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EQUITY SECURITIES - CONT’D	shares	value
Metals & Mining - 1.9%
Newmont Mining Corp	33,100	$1,806,598

Oil, Gas & Consumable Fuels - 12.0%
ConocoPhillips	28,554	2,280,322
Devon Energy Corp.	21,000	1,927,170
Exxon Mobil Corp	19,400	1,632,122
Marathon Oil Corp	37,000	1,972,470
Royal Dutch Shell plc (ADR)	31,100	2,265,946
Spectra Energy Corp.	44,024	1,196,572
		11,274,602

Pharmaceuticals - 8.3%
GlaxoSmithKline plc (ADR)	42,707	1,640,376
Johnson & Johnson	25,465	1,508,801
Merck & Co., Inc.	62,500	2,063,125
Pfizer, Inc.	123,900	2,516,409
		7,728,711

Software - 2.1%
Microsoft Corp.	78,501	1,990,785

Total Equity Securities (Cost $89,163,134)		91,360,133

TOTAL INVESTMENTS (Cost $89,163,134) - 97.5%		91,360,133
Other assets and liabilities, net - 2.5%		2,337,005
net assets - 100%		$93,697,138

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class A: 313,959 shares outstanding		$15,457,051
Class C: 23,946 shares outstanding		1,041,123
Class Y: 1,555,695 shares outstanding		87,300,434
Undistributed net investment income		289,219
Accumulated net realized gain (loss) on investments		(12,587,688)
Net unrealized appreciation (depreciation) on investments		2,196,999

NET ASSETS		$93,697,138

NET ASSET VALUE PER SHARE
Class A (based on net assets of $15,541,878)		$49.50
Class C (based on net assets of $1,188,607)		$49.64
Class Y (based on net assets of $76,966,653)		$49.47

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* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2011

NET INVESTMENT INCOME
Investment Income:
Dividend income (net of foreign taxes withheld of $12,050)	$1,053,513
Interest income	90
Total investment income	1,053,603

Expenses:
Investment advisory fee	293,883
Transfer agency fees and expenses	26,791
Distribution Plan expenses:
Class A	16,036
Class C	4,477
Trustees’ fees and expenses	62,559
Administrative fees	90,426
Accounting fees	7,347
Custodian fees	9,312
Registration fees	23,705
Reports to shareholders	7,829
Professional fees	38,574
Miscellaneous	8,943
Total expenses	589,882
Reimbursement from Advisor:
Class A	(40,944)
Class C	(6,021)
Class Y	(75,937)
Fees paid indirectly	(1,724)
Net expenses	465,256

NET INVESTMENT INCOME	588,347

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,482,258
Change in unrealized appreciation (depreciation)	10,713,066

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	12,195,324

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,783,671

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$588,347	$1,220,955
Net realized gain (loss)	1,482,258	851,866
Change in unrealized appreciation (depreciation)	10,713,066	2,471,764

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,783,671	4,544,585

Distributions to shareholders from:
Net investment income:
Class A shares	(113,849)	(69,566)
Class C shares	(560)	(498)
Class Y shares	(1,047,317)	(1,303,156)
Total distributions	(1,161,726)	(1,373,220)
Capital share transactions:
Shares sold:
Class A shares	4,513,373	6,734,939
Class C shares	470,586	502,570
Class Y shares	4,564,096	6,707,914
Reinvestment of distributions:
Class A shares	106,009	62,966
Class C shares	555	498
Class Y shares	1,045,236	1,303,071
Redemption fees:
Class A shares	52	516
Class Y shares	8	—
Shares redeemed:
Class A shares	(1,208,723)	(2,270,570)
Class C shares	(43,068)	(39,818)
Class Y shares	(11,788,985)	(11,009,430)
Total capital share transactions	(2,340,861)	1,992,656

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,281,084	5,164,021

NET ASSETS
Beginning of period	84,416,054	79,252,033
End of period (including undistributed net investment income
of $289,219 and $862,598, respectively)	$93,697,138	$84,416,054

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2011	2010
Shares sold:
Class A shares	94,971	156,146
Class C shares	9,846	11,566
Class Y shares	96,436	156,871
Reinvestment of distributions:
Class A shares	2,252	1,466
Class C shares	12	11
Class Y shares	22,229	30,325
Shares redeemed:
Class A shares	(25,364)	(52,858)
Class C shares	(909)	(947)
Class Y shares	(247,375)	(256,062)
Total capital share activity	(47,902)	46,518

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Large Cap Value Fund (the “Fund”), the sole series of Calvert SAGE Fund, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as a Maryland business trust on June 9, 2008. On November 28, 2008, the Fund sold 10,000 shares (“initial shares”) valued at $100,000, to Calvert Asset Management Company, Inc. The Fund began operations on December 12, 2008 and offers three separate classes of shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At March 31, 2011, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical securities Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011:

	VALUATION INPUTS
InvestMents In securItIes	level 1	level 2	level 3	total
Equity securities*	$91,360,133	-	-	$91,360,133
TOTAL	$91,360,133	-	-	$91,360,133

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date, or in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to

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their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”) which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and

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fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly of .65% of the Fund’s average daily net assets. Under the terms of the agreement, $51,312 was payable at period end. In addition, $28,114 was payable at period end for operating expenses paid by the Advisor during March 2011.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2012. The contractual expense cap is 1.23% for Class A, 2.35% for Class C and .98% for Class Y. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, C and Y based on their average daily net assets. Under the terms of the agreement, $15,788 was payable at period end.

Calvert Distributors, Inc. (“CDI”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .50%, and 1.00% annually of average daily net assets of each Class A and Class C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly of .25%, and 1.00% of the Fund’s average daily net assets of Class A and Class C, respectively. Class Y shares do not have Distribution Plan expenses. Under the terms of the agreement, $4,121 was payable at period end.

The Distributor received $12,444 as its portion of commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2011.

Calvert Shareholder Services, Inc. (“CSSI”) is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $4,612 for the six months ended March 31, 2011. Under the terms of the agreement, $866 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $14,000 for Trustees not serving on other Calvert Fund Boards, $10,000 for those serving on other Calvert Fund Boards. Committee chairs each receive an additional $2,500 annual retainer.

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NOTE C — INVESTMENT ACTIVITY

During the period, cost of purchases and proceeds from sales of investments, other than short-term securities, were $12,895,229 and $15,326,776, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
30-Sep-17	($899,562)
30-Sep-18	(12,487,447)

Capital losses may be utilized to offset future capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund intends to elect to defer net capital losses of $466,864 incurred from November 1, 2009 through September 30, 2010 and treat them as arising in the fiscal year ending September 30, 2011.

As of March 31, 2011, the tax basis components of unrealized appreciation/ (depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$11,664,370
Unrealized (depreciation)	(9,653,535)
Net unrealized appreciation/(depreciation)	$2,010,835

Federal income tax cost of investments	$89,349,298

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under this committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit during the six months ended March 31, 2011.

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Effective April 30, 2011, the Calvert operating companies will be renamed as follows: Calvert Group, Ltd. will be renamed Calvert Investments, Inc., Calvert Asset Management Company, Inc. will be renamed Calvert Investment Management, Inc., Calvert Distributors, Inc. will be renamed Calvert Investment Distributors, Inc., Calvert Administrative Services Company will be renamed Calvert Investment Administrative Services, Inc., and Calvert Shareholder Services, Inc. will be renamed Calvert Investment Services, Inc.

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FINANCIAL HIGHLIGHTS

			PerIods ended
	March 31,		September 30,	September 30,
class a shares	2011	(z)	2010 (z)	2009 (z)
Net asset value, beginning	$43.38		$41.51	$46.85
Income from investment operations:
Net investment income	.25		.53	.68
Net realized and unrealized gain (loss)	6.30		1.75	(5.08)
Total from investment operations	6.55		2.28	(4.40)
Distributions from:
Net investment income	(.43)		(.41)	(.93)
Net realized gain	—		—	(.01)
Total distributions	(.43)		(.41)	(.94)
Total increase (decrease) in net asset value	6.12		1.87	(5.34)
Net asset value, ending	$49.50		$43.38	$41.51

Total return*	15.15%		5.50%	(8.91%)
Ratios to average net assets: A
Net investment income	1.09	% (a)	1.23%	1.97%
Total expenses	1.87	% (a)	1.99%	2.18%
Expenses before offsets	1.23	% (a)	1.23%	1.23%
Net expenses	1.23	% (a)	1.23%	1.23%
Portfolio turnover	15%		30%	31%
Net assets, ending (in thousands)	$15,542		$10,502	$5,701

			Years ended
	September 30,		September 30,	September 30,
class a shares	2008		2007 (z)	2006 (z)
Net asset value, beginning	$67.86		$63.25	$61.14
Income from investment operations:
Net investment income	1.03		.75	.80
Net realized and unrealized gain (loss)	(16.17)		8.24	8.09
Total from investment operations	(15.14)		8.99	8.89
Distributions from:
Net investment income	(.84)		(.87)	(.59)
Net realized gain	(5.03)		(3.51)	(6.19)
Total distributions	(5.87)		(4.38)	(6.78)
Total increase (decrease) in net asset value	(21.01)		4.61	2.11
Net asset value, ending	$46.85		$67.86	$63.25

Total return*	(24.05%)		14.58%	15.87%
Ratios to average net assets: A
Net investment income	1.55%		1.13%	1.34%
Total expenses	1.15%		1.16%	1.17%
Expenses before offsets	1.15%		1.16%	1.17%
Net expenses	1.15%		1.16%	1.17%
Portfolio turnover	37%		51%	55%
Net assets, ending (in thousands)	$4,554		$7,201	$2,903

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PerIods ended
	March 31,		September 30,	September 30,
class c shares	2011	(z)	2010 (z)	2009	(z)#
Net asset value, ending	$43.37		$41.61	$33.72
Income from investment operations:
Net investment income	***		.06	.15
Net realized and unrealized gain (loss)	6.30		1.78	7.74
Total from investment operations	6.30		1.84	7.89
Distributions from:
Net investment income	(.03)		(.08)	**
Total distributions	(.03)		(.08)	**
Total increase (decrease) in net asset value	6.27		1.76	7.89
Net asset value, ending	$49.64		$43.37	$41.61

Total return*	14.53%		4.41%	23.41%
Ratios to average net assets: A
Net investment income	(.01	%) (a)	.14%	.58	% (a)
Total expenses	3.70	% (a)	5.09%	19.77	% (a)
Expenses before offsets	2.35	% (a)	2.35%	2.35	% (a)
Net expenses	2.35	% (a)	2.35%	2.35	% (a)
Portfolio turnover	15%		30%	20%
Net assets, ending (in thousands)	$1,189		$650	$182

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

	PerIods ended
	March 31,		September 30,	September 30,
class Y shares	2011	(z)	2010 (z)	2009 (z)
Net asset value, beginning	$43.50		$41.85	$47.32
Income from investment operations:
Net investment income	.32		.65	.81
Net realized and unrealized gain (loss)	6.29		1.76	(5.18)
Total from investment operations	6.61		2.41	(4.37)
Distributions from:
Net investment income	(.64)		(.76)	(1.09)
Net realized gain	—		—	(.01)
Total distributions	(.64)		(.76)	(1.10)
Total increase (decrease) in net asset value	5.97		1.65	(5.47)
Net asset value, ending	$49.47		$43.50	$41.85
Total return*	15.28%		5.77%	(8.70%)
Ratios to average net assets: A
Net investment income	1.35	% (a)	1.52%	2.32%
Total expenses	1.18	% (a)	1.17%	1.27%
Expenses before offsets	.98	% (a)	.98%	.98%
Net expenses	.98	% (a)	.98%	.98%
Portfolio turnover	15%		30%	31%
Net assets, ending (in thousands)	$76,967		$73,263	$73,369

	Years ended
	September 30,		September 30,	September 30,
class Y shares	2008		2007 (z)	2006 (z)
Net asset value, beginning	$68.56		$63.81	$61.56
Income from investment operations:
Net investment income	1.05		.93	.96
Net realized and unrealized gain (loss)	(16.22)		8.32	8.13
Total from investment operations	(15.17)		9.25	9.09
Distributions from:
Net investment income	(1.04)		(.99)	(.65)
Net realized gain	(5.03)		(3.51)	(6.19)
Total distributions	(6.07)		(4.50)	(6.84)
Total increase (decrease) in net asset value	21.24		4.75	2.25
Net asset value, ending	$47.32		$68.56	$63.81

Total return*	(23.89%)		14.88%	16.13%
Ratios to average net assets: A
Net investment income	1.80%		1.38%	1.59%
Total expenses	.90%		.91%	.92%
Expenses before offsets	.90%		.91%	.92%
Net expenses	.90%		.91%	.92%
Portfolio turnover	37%		51%	55%
Net assets, ending (in thousands)	$82,922		$95,460	$80,383

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
#	From December 12, 2008, inception.
*	Total return is not annualized for periods less than one year and does not reflect deduction of any front- end or deferred sales charge.
**	Distribution was less than $.01 per share.
***	Net investment loss equals $.002 per share.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned

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from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

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PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 8, 2010, the Board of Trustees, and by a separate vote, the disinterested Trustees, approved the continuance of the Investment Advisory Agreement between the Calvert SAGE Fund and the Advisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Trustees reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Trustees were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement. Prior to voting, the disinterested Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services;

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the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Trustees’ meetings, discussions and other reports. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that the Fund performed below the median of its peer group for the one- and three-year periods ended June 30, 2010 and above the median of its peer group for the five-year period ended June 30, 2010. The data also indicated that the Fund underperformed its Lipper index for the one-, three- and five-year periods ended June 30, 2010. The Board took into account management’s discussion of the Fund’s recent performance and management’s continued monitoring of the Fund’s performance. Based upon its review, the Board concluded that appropriate action was being taken with respect to the Fund’s performance.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of its peer group. The Board noted that the allocation of advisory and administrative fees may

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vary among the Fund’s peer group. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s shares. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services provided by the Advisor.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing and administrative services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Group of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed expenses of the Fund. The Board also noted the Advisor’s current undertaking to maintain expense limitations for the Fund’s shares. The Trustees also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.

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CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) appropriate action is being taken with respect to the performance of the Fund; (d) the Advisor is likely to execute its investment strategies consistently over time; and (e) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account

Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: June 2, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date: June 2, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date: June 2, 2011